Borrowings - Narrative (FY) (Details) $ / shares in Units, $ in Thousands							3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) extension_option $ / shares	Nov. 30, 2024 USD ($)	Nov. 15, 2024 USD ($)	Oct. 22, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) extension_option	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) extension_option $ / shares shares	Jun. 30, 2025 USD ($)	Oct. 01, 2024 USD ($) shares	Dec. 31, 2024 USD ($) extension_option $ / shares	Dec. 31, 2023 USD ($) shares	Aug. 22, 2024 USD ($) instrument	Aug. 20, 2024 USD ($) instrument	May 02, 2024 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Unamortized discount	$ 6,446						$ 9,791	$ 6,446	$ 9,791		$ 6,446	$ 2,133
Write-off of loan commitment fee asset								$ 10,041		$ 0		0
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Notes principal						$ 4,936										$ 35,000
Number of extension options | extension_option	2					2		2			2
Debt term, with extension						60 months					60 months
Event of default, conversion multiplier	2							2			2
Event of default, interest rate, first 36 months	12.00%							12.00%			12.00%
Event of default, interest rate, after first 36 months	18.00%							18.00%			18.00%
Principal amount of debt converted								$ 0		$ 396		$ 1,310
Notes payable | Series 1 promissory notes | Class B Preferred
Debt Instrument [Line Items]
Unit price for notes converted (in usd per share) | $ / shares	$ 9.6992							$ 9.6992			$ 9.6992
Number of shares (in shares) | shares								0		40,829		135,133
Notes payable | Series 1 promissory notes | Minimum
Debt Instrument [Line Items]
Debt term						36 months
Interest rate						9.00%						9.00%
Notes payable | Series 1 promissory notes | Maximum
Debt Instrument [Line Items]
Debt term						48 months
Interest rate						12.00%						15.00%
Notes payable | Series 1 promissory notes, first term extension
Debt Instrument [Line Items]
Interest rate	12.00%					12.00%		12.00%			12.00%
Notes payable | Series 1 promissory notes, first term extension | Minimum
Debt Instrument [Line Items]
Debt term						36 months
Notes payable | Series 1 promissory notes, first term extension | Maximum
Debt Instrument [Line Items]
Debt term						48 months
Notes payable | Series 1 promissory notes, second term extension
Debt Instrument [Line Items]
Interest rate	15.00%					15.00%		15.00%			15.00%
Notes payable | Series 1 promissory notes, second term extension | Minimum
Debt Instrument [Line Items]
Debt term						48 months
Notes payable | Series 1 promissory notes, second term extension | Maximum
Debt Instrument [Line Items]
Debt term						60 months
Notes payable | Related party notes
Debt Instrument [Line Items]
Number of debt instruments | instrument													2	2
Notes payable | Related party notes | Minimum
Debt Instrument [Line Items]
Interest rate	8.00%							8.00%			8.00%
Notes payable | Related party notes | Maximum
Debt Instrument [Line Items]
Interest rate	15.99%							15.99%			15.99%
Notes payable | Related party note one
Debt Instrument [Line Items]
Notes principal														$ 10,000
Loan fee due upon maturity										$ 1,000				1,000
Interest rate on loan fee due upon maturity										15.99%
Notes payable | Related party note two
Debt Instrument [Line Items]
Notes principal													$ 2,000	$ 2,000
Interest rate										13.50%			11.50%	11.50%
Principal amount due	$ 1,000							$ 1,000		$ 1,000	$ 1,000
Notes payable | Related party note three
Debt Instrument [Line Items]
Notes principal	1,000							1,000			1,000				$ 1,000
Loan fee due upon maturity	$ 63							$ 63			$ 63				$ 63
Interest rate if not paid at maturity	8.00%							8.00%			8.00%				8.00%
Convertible debt | Convertible promissory notes
Debt Instrument [Line Items]
Debt term												36 months
Interest rate												8.00%
Unit price for notes converted (in usd per share) | $ / shares					$ 9.74
Qualified financing event, minimum amount												$ 2,000
Conversion, discount percentage												20.00%
Conversion, numerator for calculation												$ 200,000
Principal amount of debt converted					$ 6,000
Accrued interest of debt converted					$ 755
Number of shares (in shares) | shares					693,480
Loss on conversion of promissory notes										$ 1,119
Accrued interest	$ 0							$ 0			$ 0	$ 634
Unamortized discount	$ 0							$ 0			$ 0
Term loan | WTI Facility
Debt Instrument [Line Items]
Interest rate	13.50%			13.50%			13.50%	13.50%	13.50%		13.50%
Loss on conversion of promissory notes							$ 3,462		$ 3,462
Aggregate principal capacity				$ 50,000
Spread on variable interest rate				5.00%
Remaining term after interest only payments period				30 months
Commitment fee asset				$ 16,735
Term loan | WTI Facility, First Tranche
Debt Instrument [Line Items]
Debt term			42 months
Aggregate principal capacity				$ 20,000
Interest only payments period			12 months	12 months
Proceeds from issuance of debt			$ 20,000
Principal and interest payments period			30 months
Amount of commitment fee reclassified to debt issuance cost			$ 6,694
Term loan | WTI Facility, Second Tranche
Debt Instrument [Line Items]
Aggregate principal capacity				$ 15,000
Write-off of loan commitment fee asset		$ 5,021
Term loan | WTI Facility, Third Tranche
Debt Instrument [Line Items]
Aggregate principal capacity				$ 15,000
Interest only payments period				6 months
Write-off of loan commitment fee asset	$ 5,021
Term loan | WTI Facility, Third Tranche, available until March 31, 2025
Debt Instrument [Line Items]
Aggregate principal capacity				$ 7,500